UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: December 31, 2012

Institutional Investment Manager Filing the Report:

Name:		Hellman Jordan Management Co.
Address: 	125 High St.
		Suite 801
		Boston, Ma 02110

13F File Number:	28-1309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tabbles, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sue Lynch
Title: Vice President
Phone: 617-261-9800
Signature, Place, and Date of Signing:


Sue Lynch	Boston, Massachusetts 	September 30, 2012


Report Type  (check only one.)

[ x]   13F HOLDINGS REPORT. (Check here if all entries of this
reporting manager are reported in this report.)
[  ]   13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $221921 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              H0023R105     3077    38554 SH       SOLE                    38554
APPLE COMPUTER INC             COM              037833100    14895    27989 SH       SOLE                    27989
BLACKSTONE GROUP               COM              09253U108     4884   313260 SH       SOLE                   313260
BORG WARNER                    COM              099724106     3079    42990 SH       SOLE                    42990
CAPITAL ONE FINANCIAL          COM              14040H105     4902    84620 SH       SOLE                    84620
CHANGYOU.COM                   COM              15911M107     5268   200000 SH       SOLE                   200000
CITIGROUP INC.                 COM              172967424     7723   195230 SH       SOLE                   195230
EBAY                           COM              278642103     3919    76847 SH       SOLE                    76847
ENSCO PLC                      COM              G3157S106     5752    97039 SH       SOLE                    97039
FACEBOOK                       COM              30303M102     7703   289370 SH       SOLE                   289370
FIFTH THIRD BANCORP            COM              316773100     3976   261557 SH       SOLE                   261557
FORD MOTOR COMPANY             COM              345370860     7667   592040 SH       SOLE                   592040
FTSE CHINA 25 INDEX FUND       COM                             965    23850 SH       SOLE                    23850
GENERAL MOTORS                 COM              37045V100     5974   207200 SH       SOLE                   207200
GOLDMAN SACHS                  COM              38141G104     7847    61520 SH       SOLE                    61520
J P MORGAN                     COM              46625H100     6683   151990 SH       SOLE                   151990
MARRIOTT INTERNATIONAL         COM              571903202     6002   161033 SH       SOLE                   161033
MORGAN STANLEY                 COM              617446448     5874   307230 SH       SOLE                   307230
NOBLE CORP                     COM              H5833N103     7900   226870 SH       SOLE                   226870
OCWEN FINANCIAL CORP           COM                            5240   151500 SH       SOLE                   151500
OMNICARE, INC.                 COM              681904108     3523    97591 SH       SOLE                    97591
PALO ALTO NETWORKS INC         COM              697435105     1988    37142 SH       SOLE                    37142
PARKERVISION INC               COM                            5075  2500000 SH       SOLE                  2500000
PRICELINE.COM                  COM              741503403     2890     4658 SH       SOLE                     4658
QUALCOMM INC                   COM              747525103     8788   142067 SH       SOLE                   142067
ROCKWELL                       COM              773903109     3350    39890 SH       SOLE                    39890
S&P MIDCAP HOLDERS             COM              595635103      279     1500 SH       SOLE                     1500
SALESFORCE.COM                 COM              79466L302     7559    44970 SH       SOLE                    44970
SAREPTA THERAPEUTICS IN        COM                             258    10000 SH       SOLE                    10000
SPY PROSHARES ULTRA            COM              74347R107      241     4000 SH       SOLE                     4000
STARWOOD HOTELS AND RESORTS    COM              85590A401     5999   104584 SH       SOLE                   104584
SUMITOMO MITSUI FINANCIAL GROU COM                             257    35000 SH       SOLE                    35000
TIME WARNER INC                COM              887317303     5113   106904 SH       SOLE                   106904
TRANSOCEAN OFFSHORE            COM              H8817H100     7234   161980 SH       SOLE                   161980
TRIPADVISOR INC                COM              896945201     5786   138020 SH       SOLE                   138020
TRW AUTOMOTIVE HOLDINGS        COM              87264S106     5051    94210 SH       SOLE                    94210
VIACOM CLASS B                 COM              92553P201     5447   103288 SH       SOLE                   103288
VMWARE                         COM              928563402     5256    55830 SH       SOLE                    55830
WESTLAKE CHEMICAL              COM              960413102     2804    35361 SH       SOLE                    35361
WISDOMTREE JAPAN HEDGED EQUITY COM              97717W851      862    23370 SH       SOLE                    23370
WYNDHAM WORLDWIDE              COM              98310W108     3781    71058 SH       SOLE                    71058
YELP INC                       COM              985817105     1891   100320 SH       SOLE                   100320
AAPL JAN 515 CALLS             CALL                           1360      502 SH  CALL SOLE                      502
AAPL JAN 555 CALLS             CALL                            830     1000 SH  CALL SOLE                     1000
AGQ JAN 44 CALLS               CALL                            801     4006 SH  CALL SOLE                     4006
BTU JAN 25 CALLS               CALL                            620     3010 SH  CALL SOLE                     3010
C JAN 38 CALLS                 CALL                            465     2005 SH  CALL SOLE                     2005
CLF JAN 36 CALLS               CALL                           1007     3005 SH  CALL SOLE                     3005
FAS JAN 112 CALLS              CALL                           2712     2500 SH  CALL SOLE                     2500
FB JAN 25 CALLS                CALL                           1025     5000 SH  CALL SOLE                     5000
FRAN JAN 25 CALLS              CALL                            371     2005 SH  CALL SOLE                     2005
GS JAN 120 CALLS               CALL                            454      502 SH  CALL SOLE                      502
KORS JAN 45 CALLS              CALL                           1303     2005 SH  CALL SOLE                     2005
PCLN JAN 615 CALLS             CALL                           2102     1001 SH  CALL SOLE                     1001
PCLN JAN 650 CALLS             CALL                            316      501 SH  CALL SOLE                      501
RUT JAN 830 CALLS              CALL                            417      150 SH  CALL SOLE                      150
TBT JAN 61 CALLS               CALL                            214      750 SH  CALL SOLE                      750
TQQQ JAN 48 CALLS              CALL                            480     1000 SH  CALL SOLE                     1000
WLT JAN 32.5 CALLS             CALL                            822     2005 SH  CALL SOLE                     2005
E-MINI MAR 13 NASDAQ FUTURES                                   759     1000 SH       SOLE                     1000
FEB 13 GOLD FUTURES                                           -968      400 SH       SOLE                      400
MAR 13 E-MINI S&P FUTURES                                      925     1500 SH       SOLE                     1500
MAR 13 NIKKEI FUTURES (USD DEN                                3143      811 SH       SOLE                      811